EIP Growth and Income Fund		July 31, 2022
Schedule of Investments (unaudited)

Shares		Value
UNITED STATES COMMON STOCKS - 44.85%
	Energy - 25.56%
32,800	Archaea Energy, Inc. - Class A (b)	$537,264
48,700	Archrock, Inc.	411,028
5,800	Cactus, Inc. - Class A	241,222
38,100	Cheniere Energy, Inc.	5,698,998
500	Chevron Corp.	81,890
91,450	Clearway Energy, Inc. - Class A	3,157,769
98,270	DT Midstream, Inc.	5,407,798
3,100	Enphase Energy, Inc. (b)	880,958
21,800	Exxon Mobil Corp.	2,113,074
26,000	Halliburton Co.	761,800
7,200	Helmerich & Payne, Inc.	333,360
92,220	Kinder Morgan, Inc.	1,659,038
2,000	Nabors Industries, Ltd. (b)	284,980
16,600	NOV, Inc.	308,926
21,412	ONEOK, Inc.	1,279,153
21,000	Patterson-UTI Energy, Inc.	347,550
34,580	Quanta Services, Inc.	4,797,283
23,400	Schlumberger NV	866,502
8,000	Targa Resources Corp.	552,880
50,309	The Williams Companies, Inc.	1,715,034
		31,436,507
	Utilities - 19.29%
18,310	Alliant Energy Corp.	1,115,628
23,015	American Electric Power Co., Inc.	2,268,359
100	American Water Works Co., Inc.	15,544
39,990	CenterPoint Energy, Inc.	1,267,283
3,360	CMS Energy Corp.	230,933
13,590	Constellation Energy Corp.	898,299
3,787	Dominion Energy, Inc.	310,458
9,440	DTE Energy Co.	1,230,032
890	Duke Energy Corp.	97,838
9,420	Eversource Energy	831,033
19,470	Exelon Corp.	905,160
33,500	National Fuel Gas Co.	2,423,390
3,500	New Jersey Resources Corp.	161,665
20,661	NextEra Energy, Inc.	1,745,648
17,310	ONE Gas, Inc.	1,470,311
42,740	PPL Corp.	1,242,879
26,620	Public Service Enterprise Group, Inc.	1,748,135
6,000	Sempra Energy	994,800
66,200	The AES Corp.	1,470,964
15,090	The Southern Co.	1,160,270
2,978	UGI Corp.	128,531
11,240	WEC Energy Group, Inc.	1,166,824
11,390	Xcel Energy, Inc.	833,520
		23,717,504
	TOTAL UNITED STATES COMMON STOCKS (Cost $51,385,258)	55,154,011

MASTER LIMITED PARTNERSHIPS - 28.94%
	Consumer Cyclicals - 1.76%
85,581	Westlake Chemical Partners, LP	2,167,767

	Energy - 27.18%
95,274	Cheniere Energy Partners, LP	4,807,526
32,736	DCP Midstream, LP	1,109,750
556,900	Energy Transfer, LP	6,298,539
133,334	Enterprise Products Partners, LP	3,564,018
93,760	Hess Midstream, LP - Class A (a)	2,852,179
6,610	Holly Energy Partners, LP	112,106
105,950	Magellan Midstream Partners, LP	5,456,425
68,100	MPLX, LP	2,213,931
48,571	NextEra Energy Partners, LP (a)	4,018,765
226,560	Plains GP Holdings, LP - Class A (a)	2,535,206
25,400	USA Compression Partners, LP	450,088
		33,418,533
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $33,266,781)	35,586,300

CANADIAN COMMON STOCKS - 10.54%
	Energy - 5.53%
32,799	Enbridge, Inc.	1,473,659
71,890	Keyera Corp.	1,863,284
64,893	TC Energy Corp.	3,460,095
		6,797,038
	Utilities - 5.01%
139,901	AltaGas, Ltd.	3,116,923
72,250	Atco, Ltd. - Class I	2,670,409
3,110	Canadian Utilities, Ltd. - Class A	100,667
2,200	Emera, Inc.	104,301
2,450	Fortis, Inc.	115,732
1,700	Northland Power, Inc.	55,731
		6,163,763
	TOTAL CANADIAN COMMON STOCKS (Cost $12,648,990)	12,960,801

BRITISH COMMON STOCKS - 5.15%
	Energy - 5.15%
119,800	BP PLC - ADR	3,519,724
52,600	Shell PLC - ADR	2,807,788
	TOTAL BRITISH COMMON STOCKS (Cost $6,228,595)	6,327,512

FRENCH COMMON STOCKS - 3.14%
	Energy - 3.14%
75,500	TotalEnergies SE - ADR	3,855,030
	TOTAL FRENCH COMMON STOCKS (Cost $3,853,743)	3,855,030

SPANISH COMMON STOCKS - 1.71%
	Energy - 0.91%
43,300	EDP Renovaveis SA	1,119,640
	Utilities - 0.80%
23,040	Iberdrola SA - ADR	984,845
	TOTAL SPANISH COMMON STOCKS (Cost $2,185,177)	2,104,485

ITALIAN COMMON STOCKS - 0.74%
	Utilities - 0.74%
183,056	Enel SpA - ADR	907,409
	TOTAL ITALIAN COMMON STOCKS (Cost $1,311,927)	907,409

DANISH COMMON STOCKS - 0.04%
	Energy - 0.04%
1,405	Orsted A/S - ADR	54,345
	TOTAL DANISH COMMON STOCKS (Cost $62,606)	54,345

Shares
SHORT TERM INVESTMENTS - 2.22%
	Money Market Funds - 2.22%
	First American Treasury Obligations, Class Z,
2,728,997	Effective Yield, 1.54% (c)	2,728,997
	Total Short Term Investments (Cost $2,728,997)	2,728,997

	Total Investments in Securities (Cost $113,672,074) - 97.33%	119,678,890
	Other Assets in Excess of Liabilities - 2.67%	3,279,107
	NET ASSETS - 100.00%	$122,957,997

Percentages are stated as a percentage of net assets.
(a)	Organized as a limited partnership and has elected to be treated as a corporation for U.S. federal income tax purposes.
(b)	Non-income producing security.
(c)	Seven-day yield as of July 31, 2022.
ADR	American Depositary Receipt

	Schedule of Total Return Swaps (unaudited)
For each of the following total return swaps the Fund receives the total return on reference entity, the counterparty is BNP Paribas Prime Brokerage, Inc., the payment frequency is monthly, the financing rate is the daily OBFR (Overnight Bank Funding Rate) + 90 basis points and there were no upfront premiums paid or received. During the current fiscal year the previous financing rate of one month LIBOR (London Interbank Offer Rate) was replaced by the OBFR.

The amount of $1,210,000 in cash was segregated with the custodian to cover the following total return swaps outstanding at July 31, 2022:

Long Total Return Equity Swaps	Expiration Date	Notional Amount(1)	Unrealized Appreciation (Depreciation)(2)
	American Water Works Co., Inc.
	05/22/2023	$43,523	$1,887
	Atmos Energy Corp.
	05/22/2023	1,318,296	101,977
	Cheniere Energy Inc.
	05/22/2023	89,748	15,180
	Clearway Energy Inc.
	05/22/2023	404,001	25,754
	DT Midstream Inc.
	05/22/2023	363,198	42,945
Enbridge Inc.
	05/22/2023	152,762	11,230
	Enterprise Products Partners, LP
	05/22/2023	3,080,900	306,952
IDACORP, Inc.
	05/22/2023	827,845	46,580
	Kinder Morgan, Inc.
	05/22/2023	73,219	6,075
	New Jersey Resources Corp.
	05/22/2023	460,515	20,844
PPL Corp.
	05/22/2023	49,436	2,593
Sempra Energy
	05/22/2023	926,822	80,636
	The Williams Companies, Inc.
	05/22/2023	128,519	10,111
	Total	$7,918,784	$672,764

(1) The notional amount represents the U.S. dollar value of the contract as of the day of the opening of the transaction or latest contract reset date.
(2) Amounts include $49,371 of net dividends and financing costs.

EIP Growth and Income Fund
Notes to Schedule of Investments (unaudited)	July 31, 2022

Security Valuation: For purposes of valuing investment securities, readily marketable portfolio securities listed on any exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) Global Market are valued, except as indicated below, at the last sale price or the NASDAQ Official Closing Price as determined by NASDAQ on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and asked price on such day. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day of which such value is being determined at the close of the exchange representing the principal market for such securities. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from third party pricing services (“pricing service”). As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and an investor is not able to purchase or redeem shares.

Equity securities traded in the over-the-counter (“OTC”) market, but excluding securities trading on the NASDAQ Global Market, are valued at the last sale price in the OTC market if the security is traded on that day, or, if the OTC security does not trade on a particular day, the OTC security is valued at the mean between the last quoted bid and ask prices. Debt securities are priced based upon valuations provided by a pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. If reliable market quotations are not readily available with respect to a portfolio security held by the Fund, including any illiquid securities, or if a valuation is deemed inappropriate, the fair value of such security will be determined under procedures adopted by the Board of Trustees of the Trust (the “Board”) in a manner designed to fairly reflect a fair market value of the security on the valuation date as described below.

The use of fair value pricing by the Fund indicates that a readily available market quotation is unavailable (such as when the exchange on which a security trades does not open for the day due to extraordinary circumstances and no other market prices are available or when events occur after the close of a relevant market and prior to the close of the NYSE that materially affect the value of an asset) and in such situations the Manager, acting pursuant to policies adopted by the Board, will estimate a fair value of a security using available information. In such situations, the values assigned to such securities may not necessarily represent the amounts which might be realized upon their sale. The use of fair value pricing by the Fund will be governed by valuation procedures adopted by the Trust’s Board, and in accordance with the provisions of the 1940 Act.

Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service. These pricing services may employ methodologies that utilize actual market transactions, broker-dealer supplied valuation, or other electronic data processing techniques.

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the values of each investment in each level as of July 31, 2022 is as follows:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	07/31/2022	Price	Inputs	Inputs
ASSETS
United States Common Stock	$55,154,011	$55,154,011	$–	$–
Master Limited Partnerships	35,586,300	35,586,300	–	–
Canadian Common Stock	12,960,801	12,960,801	–	–
British Common Stock	6,327,512	6,327,512	–	–
French Common Stock	3,855,030	3,855,030	–	–
Spanish Common Stock	2,104,485	2,104,485	–	–
Italian Common Stock	907,409	907,409	–	–
Danish Common Stock	54,345	54,345	–	–
Short Term Investments	2,728,997	2,728,997	–	–
Other Financial Instruments*
Equity Contracts - Swaps	672,764	–	672,764	–
Total	$120,351,654	$119,678,890	$672,764	$–

*Other Financial Instruments are not reflected in the Schedule of Investments, such as swaps which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments.

The Fund did not have any transfers in or out of Level 3 during the nine months ended July 31, 2022. Transfers in and out of levels are recognized at market value at the end of the period.

At the end of each calendar quarter, management evaluates the Level 2 and Level 3 securities, if applicable, for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from pricing services, and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the Level 1 and Level 2 securities on a quarterly basis for changes in listings or delistings on national exchanges. Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period.

Additionally, the fair value of investments may differ significantly from the values that would have been used had a market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.